Consolidated Statements of Income and Comprehensive Income (Parentheticals)		12 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Income Statement [Abstract]
Diluted	[1]	19,200,000	19,200,000	19,200,000	19,200,000
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.04	$ 0.27	$ 0.31	$ 0.53

[1]	Giving retroactive effect to the 2 for 1 stock split effected on June 25, 2021.